Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230